Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Schedule of Inventory [Abstract]
Work in progress	[1]	$ 2,058	$ 1,530
Raw materials		51	51
Inventory		$ 2,109	$ 1,581

[1]	As of June 30, 2026 and December 31, 2025, the inventory includes two TES facilities under construction (see also Note 6), that have been written down to net realizable value (see also note 7D).